INTANGIBLES (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) Patent	Dec. 31, 2024 USD ($)
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	$ 13,550,993
Carrying amount, ending balance	12,911,649
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	13,550,993	$ 0
Additions	9,588	8,757,289
Transfers from prepayments		5,513,206
Amortization	(648,932)	(122,039)
Carrying amount, ending balance	$ 12,911,649	14,148,456
Intellectual property rights | Blacksand Technology, LLC
Reconciliation of changes in intangible assets other than goodwill [abstract]
Number of global patents owned | Patent	40
Asset purchase option prepayments	$ 14,300,000
Current asset purchase option prepayments	900,000	12,100,000
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying amount, ending balance	14,328,709	14,270,495
Accumulated amortisation | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Carrying value, beginning balance	(768,128)
Carrying amount, ending balance	$ (1,417,060)	$ (122,039)